Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	806,768,824.00	37,550
Yield Supplement Overcollateralization Amount 04/30/24	85,695,858.72	0
Receivables Balance 04/30/24	892,464,682.72	37,550
Principal Payments	33,136,304.45	1,016
Defaulted Receivables	1,226,621.92	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	81,278,479.12	0
Pool Balance at 05/31/24	776,823,277.23	36,489

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.66%
Prepayment ABS Speed	1.73%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	6,967,750.89	267
Past Due 61-90 days	1,875,767.25	73
Past Due 91-120 days	284,727.78	17
Past Due 121+ days	0.00	0
Total	9,128,245.92	357

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.06%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	745,824.11
Aggregate Net Losses/(Gains) - May 2024	480,797.81
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.56%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	8,933,467.69
Actual Overcollateralization	8,933,467.69
Weighted Average Contract Rate	6.20%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	53.73

Flow of Funds	$ Amount
Collections	38,456,346.84
Investment Earnings on Cash Accounts	16,597.25
Servicing Fee	(743,720.57)
Transfer to Collection Account	-
Available Funds	37,729,223.52

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,761,554.41
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	5,647,705.29
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,933,467.69
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,134,460.13

Total Distributions of Available Funds	37,729,223.52

Servicing Fee	743,720.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	797,490,982.52
Principal Paid	29,601,172.98
Note Balance @ 06/17/24	767,889,809.54

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2a
Note Balance @ 05/15/24	186,525,491.26
Principal Paid	14,800,586.49
Note Balance @ 06/17/24	171,724,904.77
Note Factor @ 06/17/24	90.9078374%

Class A-2b
Note Balance @ 05/15/24	186,525,491.26
Principal Paid	14,800,586.49
Note Balance @ 06/17/24	171,724,904.77
Note Factor @ 06/17/24	90.9078374%

Class A-3
Note Balance @ 05/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	317,800,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Note Balance @ 05/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	61,560,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	30,060,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	15,020,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,993,590.41
Total Principal Paid	29,601,172.98
Total Paid	33,594,763.39

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	918,638.04
Principal Paid	14,800,586.49
Total Paid to A-2a Holders	15,719,224.53

Class A-2b
SOFR Rate	5.32371%
Coupon	5.90371%
Interest Paid	1,009,426.37
Principal Paid	14,800,586.49
Total Paid to A-2b Holders	15,810,012.86

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.9962279
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.6207227
Total Distribution Amount	33.6169506

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.8630918
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.3514372
Total A-2a Distribution Amount	83.2145290

A-2b Interest Distribution Amount	5.3437076
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.3514372
Total A-2b Distribution Amount	83.6951448

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	190.79
Noteholders' Third Priority Principal Distributable Amount	507.41
Noteholders' Principal Distributable Amount	301.80

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	2,504,634.24
Investment Earnings	11,157.57
Investment Earnings Paid	(11,157.57)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,208,512.13	4,479,185.38	4,969,377.45
Number of Extensions	159	146	151
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.48%	0.52%